Segment Information Income Before Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment operating income									$ 847.7	$ 727.8	$ 722.6
Interest and other non-operating expenses, net									(46.5)	(56.8)	(62.5)
Income from equity method investments									2.6	4.7	6.9
Income before income taxes	$ 228.0	$ 185.1	$ 200.4	$ 190.3	$ 264.9	$ 151.8	$ 194.5	$ 64.5	803.8	675.7	667.0
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment operating income									879.2	733.7	674.1
Operating Segments | Passive Safety
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment operating income									817.7	669.2	598.1
Operating Segments | Electronics
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment operating income									61.5	64.5	76.0
Corporate and other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment operating income									$ (31.5)	$ (5.9)	$ 48.5